Finance Lease Liabilities - Schedule of Operating Leases and Finance Leases (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)
Weighted average remaining lease term (Years)
Finance leases, Weighted average remaining lease term (Years)	3 years	3 years	3 years
Weighted average discount rate
Finance leases, Weighted average discount rate	4.00%	4.00%	5.00%
Finance lease cost:
Depreciation of property, plant and equipment	$ 270,036	$ 200,845	$ 219,170	$ 253,062
Interest on finance lease (Included in interest expense)	39,858	29,645	80,461	41,225
Finance lease cost	$ 309,894	$ 230,490	$ 299,631	$ 294,287